Insurance Contract Liabilities and Investment Contract Liabilities - Gross Claims and Benefits Paid (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Insurance Contracts [Abstract]
Maturities and surrenders	$ 3,205	$ 2,993
Annuity payments	2,017	1,979
Death and disability benefits	4,876	4,594
Health benefits	7,246	6,913
Policyholder dividends and interest on claims and deposits	1,378	1,828
Total gross claims and benefits paid	$ 18,722	$ 18,307